Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	FSB Community Bankshares Inc
Entity Central Index Key	0001389797
Trading Symbol	fsbc
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		1,785,000
Entity Public Float			$ 5.6
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY